Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Line of Credit/Notes Payable/Convertible Note Payable [Abstract]
Schedule of notes payable
	Outstanding Principal as of				Warrants
	June 30, 2018	December 31, 2017	Interest Rate	Maturity Date	Quantity	Exercise Price
The February 2017 Offering	$364,325	$400,000	12%	September 1, 2017	2,450,000	$0.20
The June 2017 Loan Agreement	-	50,000	12%	September 1, 2017	35,000	0.20
The First November 2017 Loan Agreement	-	100,000	15%	January 12, 2018	-	-
The Second November 2017 Loan Agreement	-	50,000	15%	January 13, 2018	-	-
The Third November 2017 Loan Agreement	-	100,000	15%	January 13, 2018	-	-
May 2018 Offering	608,500	-	13%	March 2019	1,825,500	-
	972,825	700,000
Less: Debt Discount	(180,950)	(10,500)
Less: Debt Issuance Costs	(408)	-
	$791,467	$689,500

	Outstanding Principal as of				Warrants
	December 31, 2017	December 31, 2016	Interest Rate	Maturity Date	Quantity	Exercise Price
October 25, 2016	-	25,000	9%	July 1, 2017	50,000	$0.30
February 22, 2017	400,000	-	12%	September 1, 2017	2,450,000	$0.20
June 12, 2017	50,000	-	12%	September 1, 2017	35,000	$0.20
November 28, 2017	100,000	-	15%	January 12, 2018	-	-
November 29, 2017	50,000	-	15%	January 13, 2018	-	-
November 29, 2017	100,000	-	15%	January 13, 2018	-	-
	700,000	25,000
Less: Debt Discount	(10,500)	(9,421)
Less: Debt Issuance Costs	-	-
	$689,500	$15,579